Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Presents Revenue by Geographic Location

The following table presents revenue by geographic location for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
PRC	$11,297,071	$8,237,285	$11,056,162
Japan	9,452,279	9,911,959	5,676,526
USA	191,786	—	—
Singapore	490,816	—	—
Total revenues	$21,431,952	$18,149,244	$16,732,688